Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - Atlas Sand Company LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Other	$ 0	$ 0
Total deferred tax assets	0	0
Deferred tax liabilities:
Depreciable and depletable assets	1,906	1,908
Other	0	0
Total deferred tax liabilities	$ 1,906	$ 1,908